UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund and Fidelity® Arizona Municipal Money Market Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Education	19.4	16.1
General Obligations	18.3	21.1
Health Care	14.2	16.3
Electric Utilities	10.9	12.1
Water & Sewer	10.8	11.5

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	6.6	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	6.5	6.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)

As of February 29, 2016
AAA	1.5%
AA,A	82.9%
BBB	8.3%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	4.9%

As of August 31, 2015
AAA	2.4%
AA,A	83.4%
BBB	9.0%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Arizona - 94.3%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$278,973
Series 2012 A, 5% 7/1/26	1,000,000	1,193,190
Series 2015 B, 5% 7/1/31	1,510,000	1,815,337
Series 2015 D:
5% 7/1/34	500,000	592,440
5% 7/1/35	900,000	1,062,324
5% 7/1/46	3,000,000	3,482,250
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,562,999
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,616,650
Series 2013 A, 5% 10/1/25	1,870,000	2,230,648
Series 2015, 5% 9/1/27	1,500,000	1,833,645
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,297,677
5% 7/1/32	470,000	475,786
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,492,669
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.22%, tender 1/1/37 (a)	1,000,000	881,560
Series 2008 A, 5.25% 1/1/31	1,000,000	1,069,220
Series 2008 D:
5.375% 1/1/32	1,005,000	1,075,692
5.5% 1/1/38	100,000	107,070
6% 1/1/27	1,000,000	1,087,450
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,432,540
5% 12/1/42	2,000,000	2,253,100
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,095,380
Series 2012 A, 5% 1/1/43	3,500,000	3,861,725
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,146,990
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,508,350
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,456,600
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	547,475
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	420,452
5% 7/1/28	500,000	597,895
5% 7/1/29	455,000	539,944
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	594,390
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,418,362
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,134,585
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,308,931
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	854,728
5% 7/1/27	1,300,000	1,555,892
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,190,550
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,112,070
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,189,410
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,641,099
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,113,270
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,789,484
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,049,640
Series 2009 A, 6% 7/1/39	1,000,000	1,140,960
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,775,798
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	836,363
5.5% 7/1/29	480,000	590,659
5.5% 7/1/30	400,000	491,300
Series 2010 C, 4% 7/1/29	650,000	718,120
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,078,800
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,191,930
Series 2015:
3% 9/1/16 (FSA Insured)	1,490,000	1,508,819
5% 9/1/20 (FSA Insured)	440,000	507,104
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	968,635
5% 6/1/41	1,250,000	1,381,925
Series 2013, 5% 8/1/27	1,000,000	1,182,990
Series 2014, 5% 6/1/29	500,000	589,735
Series 2015, 5% 6/1/30	1,000,000	1,174,490
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,085,510
Series 2013:
5% 7/1/26 (b)	1,100,000	1,298,385
5% 7/1/29 (b)	500,000	582,115
Series 2015 A, 5% 7/1/45	3,400,000	3,860,666
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,623,460
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,303,740
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (b)	380,000	440,086
5% 7/1/27 (b)	400,000	458,428
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	684,554
5% 7/1/21 (AMBAC Insured)	910,000	958,130
Series 2013 A, 5% 12/1/22	1,000,000	1,211,540
Series 2014, 5% 12/1/27	1,745,000	2,057,093
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,947,252
5% 7/1/25	1,000,000	1,189,840
Series 2012 A:
5% 7/1/25	1,600,000	1,910,160
5% 7/1/26	1,000,000	1,191,870
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,350
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,092,040
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,192,140
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,159,818
5% 1/1/33	1,000,000	1,071,690
5% 1/1/38	2,400,000	2,561,640
Series 2009 A, 5% 1/1/26	2,950,000	3,300,991
Series 2015 A:
5% 12/1/34	1,500,000	1,802,265
5% 12/1/45	1,000,000	1,169,180
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,772,055
5.5% 12/1/29	3,000,000	3,762,300
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	477,389
Series 2008 A, 5% 9/1/23	355,000	387,227
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,626,501
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,245,360
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,320,197
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,272
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,300
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	558,865
5% 7/1/28 (FSA Insured)	1,000,000	1,191,010
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,216,100
5% 7/1/27	1,000,000	1,241,600
5% 7/1/28	2,000,000	2,466,060
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,779,178
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,266,960
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39	1,000,000	1,111,080
Series 2012 A, 5% 6/1/37	2,225,000	2,532,250
Series 2014, 5% 8/1/28	1,000,000	1,199,470
Series 2015 A 5% 6/1/30	2,500,000	3,045,200
5% 6/1/38	2,000,000	2,363,660
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,157,640
Series 2012 A, 5.25% 8/1/33	2,000,000	2,219,780
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,329,280

TOTAL ARIZONA		158,700,747

Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	300,000	325,179
6.375% 10/1/43 (b)	200,000	236,890
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	470,232

TOTAL GUAM		1,032,301

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	327,663
TOTAL MUNICIPAL BONDS
(Cost $149,738,132)		160,060,711
TOTAL INVESTMENT PORTFOLIO - 95.1%
(Cost $149,738,132)		160,060,711
NET OTHER ASSETS (LIABILITIES) - 4.9%		8,200,349
NET ASSETS - 100%		$168,261,060

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	19.4%
General Obligations	18.3%
Health Care	14.2%
Electric Utilities	10.9%
Water & Sewer	10.8%
Special Tax	10.1%
Others* (Individually Less Than 5%)	16.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $149,738,132)		$160,060,711
Cash		9,208,632
Receivable for fund shares sold		140,898
Interest receivable		1,491,091
Other receivables		395
Total assets		170,901,727
Liabilities
Payable for investments purchased	$2,369,360
Payable for fund shares redeemed	57,706
Distributions payable	136,787
Accrued management fee	76,814
Total liabilities		2,640,667
Net Assets		$168,261,060
Net Assets consist of:
Paid in capital		$157,636,291
Undistributed net investment income		70,751
Accumulated undistributed net realized gain (loss) on investments		231,439
Net unrealized appreciation (depreciation) on investments		10,322,579
Net Assets, for 13,712,039 shares outstanding		$168,261,060
Net Asset Value, offering price and redemption price per share ($168,261,060 ÷ 13,712,039 shares)		$12.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$2,662,907
Expenses
Management fee	$431,052
Independent trustees' compensation	325
Miscellaneous	102
Total expenses before reductions	431,479
Expense reductions	(724)	430,755
Net investment income (loss)		2,232,152
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		454,662
Total net realized gain (loss)		454,662
Change in net unrealized appreciation (depreciation) on investment securities		2,883,826
Net gain (loss)		3,338,488
Net increase (decrease) in net assets resulting from operations		$5,570,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,232,152	$4,672,341
Net realized gain (loss)	454,662	1,307,805
Change in net unrealized appreciation (depreciation)	2,883,826	(1,089,243)
Net increase (decrease) in net assets resulting from operations	5,570,640	4,890,903
Distributions to shareholders from net investment income	(2,207,529)	(4,675,085)
Distributions to shareholders from net realized gain	(1,470,954)	(97,580)
Total distributions	(3,678,483)	(4,772,665)
Share transactions
Proceeds from sales of shares	22,279,422	27,606,839
Reinvestment of distributions	2,422,929	3,093,920
Cost of shares redeemed	(9,318,767)	(25,619,263)
Net increase (decrease) in net assets resulting from share transactions	15,383,584	5,081,496
Redemption fees	212	1,002
Total increase (decrease) in net assets	17,275,953	5,200,736
Net Assets
Beginning of period	150,985,107	145,784,371
End of period (including undistributed net investment income of $70,751 and undistributed net investment income of $46,128, respectively)	$168,261,060	$150,985,107
Other Information
Shares
Sold	1,824,629	2,263,762
Issued in reinvestment of distributions	199,502	254,009
Redeemed	(764,865)	(2,102,640)
Net increase (decrease)	1,259,266	415,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$12.11	$11.31	$12.19	$11.55	$11.76
Income from Investment Operations
Net investment income (loss)A	.173	.375	.399	.382	.413	.420
Net realized and unrealized gain (loss)	.267	.018	.831	(.855)	.641	(.210)
Total from investment operations	.440	.393	1.230	(.473)	1.054	.210
Distributions from net investment income	(.172)	(.375)	(.398)	(.382)	(.412)	(.420)
Distributions from net realized gain	(.118)	(.008)	(.032)	(.025)	(.002)	–
Total distributions	(.290)	(.383)	(.430)	(.407)	(.414)	(.420)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.27	$12.12	$12.11	$11.31	$12.19	$11.55
Total ReturnC,D	3.67%	3.28%	11.06%	(4.03)%	9.26%	1.92%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.86%F	3.08%	3.40%	3.16%	3.47%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$168,261	$150,985	$145,784	$156,049	$183,907	$160,378
Portfolio turnover rate	9%F	17%	8%	20%	12%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/29/16	% of fund's investments 8/31/15	% of fund's investments 2/28/15
1 - 7	80.0	17.1	80.9
8 - 30	0.3	67.5	2.6
31 - 60	0.3	6.1	3.1
91 - 180	16.2	3.2	12.4
> 180	3.2	6.1	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	2/29/16	8/31/15	2/28/15
Fidelity Arizona Municipal Money Market Fund	31 Days	29 Days	24 Days
All Tax-Free Money Market Funds Average(a)	25 Days	32 Days	32 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	2/29/16	8/31/15	2/28/15
Fidelity Arizona Municipal Money Market Fund	31 Days	30 Days	24 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	50.8%
Other Municipal Debt	37.7%
Investment Companies	9.8%
Net Other Assets (Liabilities)	1.7%

As of August 31, 2015
Variable Rate Demand Notes (VRDNs)	66.4%
Other Municipal Debt	20.2%
Investment Companies	8.3%
Net Other Assets (Liabilities)	5.1%

Current And Historical 7-Day Yields

	2/29/16	11/30/15	8/31/15	5/31/15	2/28/15
Fidelity® Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 29, 2016, the most recent period shown in the table, would have been -0.42%.

Fidelity® Arizona Municipal Money Market Fund

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 50.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 3/7/16, VRDN (a)(b)	$200,000	$200,000
Arizona - 47.6%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Series 2008 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
Series 2008 B, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	4,495,000	4,495,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	16,055,000	16,055,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.01% 3/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.2% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	430,000	430,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	2,094,675	2,094,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	1,365,000	1,365,000
(San Angelin Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.08% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.17% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 3/7/16, VRDN (a)	6,100,000	6,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	595,000	595,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 3/7/16, LOC Freddie Mac, VRDN (a)	13,400,000	13,400,000
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 0.2% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	595,000	595,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,320,000	5,320,000
Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,835,000	2,835,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,100,000	5,100,000
Series ROC II R 11980 X, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	700,000	700,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		164,204,675
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.07% 3/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,100,000	1,100,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 3/1/16, VRDN (a)(b)	100,000	100,000
Series 1988, 0.1% 3/1/16, VRDN (a)(b)	300,000	300,000
Series 1994, 0.1% 3/1/16, VRDN (a)(b)	200,000	200,000
Series 1999 A, 0.07% 3/7/16, VRDN (a)	400,000	400,000
		1,000,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 3/7/16, VRDN (a)	1,300,000	1,300,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.18% 3/1/16, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.25% 3/7/16, VRDN (a)	300,000	300,000
		1,800,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.35% 3/7/16, VRDN (a)(b)	200,000	200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.43% 3/7/16, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.01% 3/1/16, LOC Bank of America NA, VRDN (a)	1,465,000	1,465,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45% 3/7/16, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 3/7/16, VRDN (a)	900,000	900,000
Series 2012 A, 0.22% 3/7/16, VRDN (a)(b)	200,000	200,000
		1,100,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	730,000	730,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 3/1/16, VRDN (a)	850,000	850,000
Series 2004, 0.23% 3/7/16, VRDN (a)(b)	200,000	200,000
Series 2010 B, 0.17% 3/1/16, VRDN (a)	200,000	200,000
		1,850,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.4% 3/7/16, VRDN (a)(b)	200,000	200,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/7/16, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $175,159,675)		175,159,675

Other Municipal Debt - 37.7%
Arizona - 37.1%
Arizona Ctfs. of Prtn. Bonds Series 2015, 2% 9/1/16	2,855,000	2,876,449
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A1, 4% 9/1/16	3,535,000	3,598,555
Arizona State Lottery Rev. Bonds Series 2010 A:
3% 7/1/16	1,190,000	1,200,417
5% 7/1/16	3,955,000	4,015,381
Arizona Trans. Board Excise Tax Rev. Bonds 5% 7/1/16	6,575,000	6,678,662
Arizona Trans. Board Hwy. Rev. Bonds Series 2006:
5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	1,000,000	1,015,926
5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	500,000	507,813
Peoria Gen. Oblig. Bonds:
Series 2015 A, 2% 7/15/16	540,000	543,310
Series 2015 B, 2% 7/15/16	1,045,000	1,051,405
Phoenix Civic Impt. Corp. Series 2014 B1, 0.03% 3/1/16, LOC Bank of America NA, CP (b)	33,000,000	33,000,003
Pima County Ctfs. of Prtn. Bonds Series 2015, 2% 12/1/16	3,900,000	3,941,345
Pima County Gen. Oblig. Bonds:
Series 2012 A, 2% 7/1/16	2,440,000	2,453,571
Series 2012 B, 2% 7/1/16	4,020,000	4,042,358
Series 2013 B, 3% 7/1/16	1,000,000	1,009,015
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/16	1,695,000	1,710,609
Pima County Swr. Sys. Rev. Bonds Series 2011 A, 5% 7/1/16	2,870,000	2,915,543
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2009 B, 4% 1/1/17	275,000	282,964
Series C:
0.02% 3/2/16, CP	4,200,000	4,200,000
0.02% 3/2/16, CP	6,000,000	6,000,000
0.02% 3/3/16, CP	19,100,000	19,100,000
Surprise Pledged Rev. Bonds Series 2015, 3% 7/1/16	2,685,000	2,708,201
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	4,000,000	4,022,357
Tempe Gen. Oblig. Bonds Series 2015 A, 1% 7/1/16	1,285,000	1,288,211
Tucson Gen. Oblig. Bonds Series 2015, 2% 7/1/16	5,700,000	5,729,355
Tucson Street & Hwy. User Rev. Bonds Series 2015, 3% 7/1/16	3,700,000	3,732,437
Tucson Wtr. Rev. Bonds:
Series 2006, 4% 7/1/16	1,000,000	1,012,400
Series 2012 A, 4% 7/1/16	5,480,000	5,547,759
Yuma Muni. Property Corp. Util. Sys. Rev. Bonds Series 2015, 5% 7/1/16	3,755,000	3,813,995
		127,998,041
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 4/8/16, CP mode	1,000,000	1,000,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 3/11/16, CP mode (b)	700,000	700,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/10/16, CP mode (b)	200,000	200,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.5% tender 3/21/16, CP mode (b)	300,000	300,000
		500,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $130,198,041)		130,198,041
	Shares	Value

Investment Company - 9.8%
Fidelity Municipal Cash Central Fund, 0.02% (d)(e)
(Cost $33,762,000)	33,762,000	33,762,000
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $339,119,716)		339,119,716
NET OTHER ASSETS (LIABILITIES) - 1.7%		6,039,463
NET ASSETS - 100%		$345,159,179

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,600

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $305,357,716)	$305,357,716
Fidelity Central Funds (cost $33,762,000)	33,762,000
Total Investments (cost $339,119,716)		$339,119,716
Cash		36,427
Receivable for investments sold		8,400,000
Receivable for fund shares sold		1,468,682
Interest receivable		443,683
Distributions receivable from Fidelity Central Funds		572
Other receivables		793
Total assets		349,469,873
Liabilities
Payable for investments purchased	$282,964
Payable for fund shares redeemed	4,001,250
Distributions payable	267
Accrued management fee	26,206
Other affiliated payables	7
Total liabilities		4,310,694
Net Assets		$345,159,179
Net Assets consist of:
Paid in capital		$344,965,601
Undistributed net investment income		13
Accumulated undistributed net realized gain (loss) on investments		193,565
Net Assets, for 344,707,400 shares outstanding		$345,159,179
Net Asset Value, offering price and redemption price per share ($345,159,179 ÷ 344,707,400 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$142,622
Income from Fidelity Central Funds		3,600
Total income		146,222
Expenses
Management fee	$989,635
Independent trustees' compensation	844
Total expenses before reductions	990,479
Expense reductions	(864,050)	126,429
Net investment income (loss)		19,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	197,131
Total net realized gain (loss)		197,131
Net increase in net assets resulting from operations		$216,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,793	$41,526
Net realized gain (loss)	197,131	32,995
Net increase in net assets resulting from operations	216,924	74,521
Distributions to shareholders from net investment income	(19,780)	(41,500)
Distributions to shareholders from net realized gain	(12,130)	–
Total distributions	(31,910)	(41,500)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	457,123,500	1,097,997,054
Reinvestment of distributions	29,573	38,708
Cost of shares redeemed	(512,310,816)	(1,115,202,618)
Net increase (decrease) in net assets and shares resulting from share transactions	(55,157,743)	(17,166,856)
Total increase (decrease) in net assets	(54,972,729)	(17,133,835)
Net Assets
Beginning of period	400,131,908	417,265,743
End of period (Including undistributed net investment income of $13 and undistributed net investment income of $0, respectively.)	$345,159,179	$400,131,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–A	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.06%F	.06%	.09%	.16%	.19%	.26%
Expenses net of all reductions	.06%F	.06%	.09%	.16%	.19%	.26%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$345,159	$400,132	$417,266	$408,028	$388,993	$382,688

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$149,718,179	$10,500,643	$(158,111)	$10,342,532
Fidelity Arizona Municipal Money Market Fund	339,119,716	–	–	–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $15,212,024 and $6,883,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$102

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $862,516.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$724
Fidelity Arizona Municipal Money Market Fund	1,534

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,036.70	$2.79
Hypothetical-C		$1,000.00	$1,022.13	$2.77
Fidelity Arizona Municipal Money Market Fund	.06%
Actual		$1,000.00	$1,000.10	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2014. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of Fidelity® Arizona Municipal Income Fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	141,513,234.70	95.717
Withheld	6,333,628.20	4.283
TOTAL	147,846,862.90	100.000
John Engler
Affirmative	141,111,596.44	95.445
Withheld	6,735,266.46	4.555
TOTAL	147,846,862.90	100.000
Albert R. Gamper, Jr.
Affirmative	139,842,144.46	94.586
Withheld	8,004,718.44	5.414
TOTAL	147,846,862.90	100.000
Robert F. Gartland
Affirmative	140,239,124.01	94.855
Withheld	7,607,738.89	5.145
TOTAL	147,846,862.90	100.000
Abigail P. Johnson
Affirmative	141,627,485.83	95.794
Withheld	6,219,377.07	4.206
TOTAL	147,846,862.90	100.000
Arthur E. Johnson
Affirmative	141,290,239.69	95.566
Withheld	6,556,623.21	4.434
TOTAL	147,846,862.90	100.000
Michael E. Kenneally
Affirmative	140,948,223.12	95.334
Withheld	6,898,639.78	4.666
TOTAL	147,846,862.90	100.000
James H. Keyes
Affirmative	140,778,866.80	95.220
Withheld	7,067,996.10	4.780
TOTAL	147,846,862.90	100.000
Marie L. Knowles
Affirmative	141,381,016.94	95.627
Withheld	6,465,845.96	4.373
TOTAL	147,846,862.90	100.000
Geoffrey A. von Kuhn
Affirmative	141,389,916.42	95.633
Withheld	6,456,946.48	4.367
TOTAL	147,846,862.90	100.000
Proposal 1 reflects trust wide proposal and voting results.

A special meeting of Fidelity® Arizona Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	9,652,569,340.76	95.616
Withheld	442,614,963.88	4.384
TOTAL	10,095,184,304.64	100.000
John Engler
Affirmative	9,649,804,955.69	95.589
Withheld	445,379,348.95	4.411
TOTAL	10,095,184,304.64	100.000
Albert R. Gamper, Jr.
Affirmative	9,649,672,225.14	95.587
Withheld	445,512,079.50	4.413
TOTAL	10,095,184,304.64	100.000
Robert F. Gartland
Affirmative	9,661,589,028.79	95.705
Withheld	433,595,275.85	4.295
TOTAL	10,095,184,304.64	100.000
Abigail P. Johnson
Affirmative	9,634,058,945.09	95.433
Withheld	461,125,359.55	4.567
TOTAL	10,095,184,304.64	100.000
Arthur E. Johnson
Affirmative	9,648,412,467.63	95.575
Withheld	446,771,837.01	4.425
TOTAL	10,095,184,304.64	100.000
Michael E. Kenneally
Affirmative	9,663,695,871.70	95.726
Withheld	431,488,432.94	4.274
TOTAL	10,095,184,304.64	100.000
James H. Keyes
Affirmative	9,655,350,989.13	95.644
Withheld	439,833,315.51	4.356
TOTAL	10,095,184,304.64	100.000
Marie L. Knowles
Affirmative	9,641,514,099.89	95.507
Withheld	453,670,204.75	4.493
TOTAL	10,095,184,304.64	100.000
Geoffrey A. von Kuhn
Affirmative	9,653,951,403.83	95.630
Withheld	441,232,900.81	4.370
TOTAL	10,095,184,304.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

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Fidelity® Municipal Money Market Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/29/16	% of fund's investments 8/31/15	% of fund's investments 2/28/15
1 - 7	82.3	18.4	72.6
8 - 30	3.0	64.3	2.5
31 - 60	2.3	4.8	4.7
61 - 90	1.1	1.8	2.7
91 - 180	5.2	3.6	12.3
> 180	6.1	7.1	5.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	2/29/16	8/31/15	2/28/15
Fidelity Municipal Money Market Fund	27 Days	30 Days	34 Days
All Tax-Free Money Market Funds Average (a)	25 Days	32 Days	32 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	2/29/16	8/31/15	2/28/15
Fidelity Municipal Money Market Fund	31 Days	33 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	60.0%
Other Municipal Debt	24.4%
Investment Companies	12.5%
Net Other Assets (Liabilities)	3.1%

As of August 31, 2015
Variable Rate Demand Notes (VRDNs)	62.0%
Other Municipal Debt	23.5%
Investment Companies	10.6%
Net Other Assets (Liabilities)	3.9%

Current And Historical 7-Day Yields

	2/29/16	11/30/15	8/31/15	5/31/15	2/28/15
Fidelity® Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 29, 2016, the most recent period shown in the table, would have been -0.36%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.03% 3/1/16, VRDN (a)	$10,600	$10,600
Series 2014 B, 0.03% 3/1/16, VRDN (a)	7,500	7,500
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 3/7/16, VRDN (a)(b)	36,315	36,315
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.03% 3/1/16, VRDN (a)	1,800	1,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 3/7/16, LOC Bayerische Landesbank, VRDN (a)	25,115	25,115
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.03% 3/1/16, VRDN (a)	3,000	3,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 3/1/16, VRDN (a)	18,300	18,300
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2012 C, 0.03% 3/7/16, LOC PNC Bank NA, VRDN (a)	31,300	31,300
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.02% 3/1/16, VRDN (a)(b)	31,800	31,800
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.02% 3/1/16, VRDN (a)(b)	15,000	15,000
(Alabama Pwr. Co. Proj.) Series D, 0.01% 3/1/16, VRDN (a)	21,450	21,450
		228,180
Alaska - 0.8%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.04% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)	21,225	21,225
Participating VRDN Series Putters 4722, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.02% 3/7/16 (ConocoPhillips Co. Guaranteed), VRDN (a)	82,600	82,600
(Exxon Pipeline Co. Proj.):
Series 1985, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	25,200	25,200
Series 1993 A, 0.01% 3/1/16, VRDN (a)	2,500	2,500
Series 1993 B, 0.01% 3/1/16, VRDN (a)	2,500	2,500
Series 1993 C, 0.01% 3/1/16, VRDN (a)	6,475	6,475
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.02% 3/7/16 (ConocoPhillips Co. Guaranteed), VRDN (a)	26,000	26,000
Series 2002, 0.02% 3/7/16, VRDN (a)	15,700	15,700
		198,865
Arizona - 1.2%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,633	3,633
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	62,190	62,190
(Catholic Healthcare West Proj.):
Series 2008 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	33,500	33,500
Series 2009 F, 0.01% 3/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.2% 3/7/16, VRDN (a)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	2,230	2,230
(San Angelin Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,700	5,700
Series A2, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	2,495	2,495
(Village Square Apts. Proj.) Series 2004, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.17% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.2% 3/7/16, VRDN (a)	5,750	5,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	2,480	2,480
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Putters 3307, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,395	6,395
Series Putters XM0009, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series ROC II R 14060, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	1,000	1,000
		300,023
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.07% 3/7/16, LOC Fannie Mae, VRDN (a)	6,635	6,635
Blytheville Indl. Dev. Rev. (NUCOR Corp. Proj.) Series 1998, 0.45% 3/7/16, VRDN (a)(b)	8,400	8,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.07% 3/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	45,800	45,800
		60,835
California - 1.0%
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	35,600	35,600
Series II R 11901, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11974, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,555	4,555
California Gen. Oblig. Series 2003 A1, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	5,385	5,385
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.16% 3/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	10,125	10,125
California Hsg. Fin. Agcy. Rev.:
Series 2004 E, 0.01% 3/7/16, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	8,255	8,255
Series 2008 C, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,845	5,845
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.01% 3/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	56,600	56,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	5,455	5,455
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,500	1,500
Series ROC II R 11728, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.02% 3/7/16, LOC Citibank NA, VRDN (a)(b)	1,600	1,600
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	15,455	15,455
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	62,150	62,150
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	8,590	8,590
		252,285
Colorado - 0.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	930	930
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,645	41,645
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.04% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	27,800	27,800
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.03% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,160	14,160
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.01% 3/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Series Putters 4386, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600	5,600
		157,155
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	7,925	7,925
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series BA 15 XF0247, 0.05% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	8,614	8,614
Series 2014 D, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	52,230	52,230
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2009 C2, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,000	2,000
Series 2011 C2, 0.02% 3/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	40,200	40,200
Series 2012 D3, 0.03% 3/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	16,805	16,805
Series 2013 B5, 0.03% 3/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	12,010	12,010
Series 2008 E, 0.02% 3/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	43,345	43,345
Series 2009 A2, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,920	13,920
Series 2011 E4, 0.02% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	15,900	15,900
		212,949
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 3/1/16, VRDN (a)(b)	1,100	1,100
Series 1988, 0.1% 3/1/16, VRDN (a)(b)	6,900	6,900
Series 1993 C, 0.2% 3/7/16, VRDN (a)	5,450	5,450
Series 1994, 0.1% 3/1/16, VRDN (a)(b)	18,300	18,300
Series 1999 A, 0.07% 3/7/16, VRDN (a)	2,300	2,300
Series 1999 B, 0.08% 3/7/16, VRDN (a)(b)	9,900	9,900
		43,950
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)	3,445	3,445
(Trenton Park Apts. Proj.) Series 2001, 0.06% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	5,370	5,370
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series EGL 14 0039, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series Putters 3369, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,995	10,995
Series Putters 4020, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.15% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,645	5,645
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	6,480	6,480
(The AARP Foundation Proj.) Series 2004, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	59,615	59,615
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 A, 0.01% 3/7/16, LOC Royal Bank of Canada, VRDN (a)	25,000	25,000
(Georgetown Univ. Proj.):
Series 2007 B2, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,585	11,585
Series 2007 C2, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	28,025	28,025
Metropolitan Arpts Auth. Series 2011 A:
0.02% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	17,000	17,000
0.02% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	10,015	10,015
0.02% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	12,700	12,700
		234,425
Florida - 3.0%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	9,920	9,920
Broward County Arpt. Facilities Rev. Series 2007 A, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	6,000	6,000
(Sanctuary Apts Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	15,320	15,320
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.01% 3/1/16, VRDN (a)(b)	64,100	64,100
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.03% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	7,330	7,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	17,100	17,100
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.01% 3/1/16, VRDN (a)	39,000	39,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series EGL 14 0007, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	21,445	21,445
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,770	13,770
(Clarcona Groves Apts. Proj.) Series A, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	8,345	8,345
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	5,000	5,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,200	5,200
(Hunters Run Apts. Proj.) Series G, 0.05% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,025	7,025
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)	1,300	1,300
(Mill Creek Apts. Proj.) Series 2004 K, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,800	13,800
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,050	7,050
(Riverwalk I Apts. Proj.) Series 2008 E, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	4,850	4,850
(Savannah Springs Apts. Proj.) Series G, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	6,660	6,660
Series 2006 H, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,295	6,295
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	10,750	10,750
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,155	8,155
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	10,215	10,215
(Grande Oaks Apts. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,800	6,800
(Hunters Run Apts. Proj.) Series 2002 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,860	7,860
(Meridian Pointe Apts. Proj.) Series 2005, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	10,900	10,900
(Morgan Creek Apts. Proj.) Series 2003, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	12,600	12,600
(Royal Palm Key Apts. Proj.) Series 2002, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.36% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	105	105
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.06% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,475	8,475
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.01% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	60,715	60,715
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 3/1/16, VRDN (a)	4,000	4,000
Miami Beach Resort Tax Rev. Participating VRDN:
Series 15 XF0260, 0.02% 3/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	10,000	10,000
Series RBC 15 ZM0119, 0.02% 3/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	3,750	3,750
Miami-Dade County:
Series 2014 A, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	59,800	59,800
Series 2014 B, 0.02% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,150	12,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	14,445	14,445
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.05% 3/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	19,400	19,400
North Broward Hosp. District Rev.:
Series 2005 A, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	27,895	27,895
0.02% 3/7/16, LOC Northern Trust Co., VRDN (a)	30,375	30,375
Ocean Hwy. & Port Auth. Rev. 0.08% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	400	400
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	12,125	12,125
(Glenn Millenia Proj.) Series 2001 C, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,760	6,760
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	19,700	19,700
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.03% 3/7/16, LOC Northern Trust Co., VRDN (a)	4,750	4,750
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 3/7/16, LOC Northern Trust Co., VRDN (a)	5,045	5,045
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	405	405
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	10,785	10,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
		721,855
Georgia - 1.6%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 3/7/16, VRDN (a)	37,700	37,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.18% 3/1/16, VRDN (a)	4,700	4,700
Second Series 1995, 0.18% 3/1/16, VRDN (a)	10,400	10,400
Series 2012, 0.19% 3/1/16, VRDN (a)(b)	9,450	9,450
Series 2013, 0.23% 3/7/16, VRDN (a)	57,900	57,900
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	30,505	30,505
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	20,450	20,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,550	6,550
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	33,725	33,725
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.04% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,935	8,935
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	6,960	6,960
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.25% 3/7/16, VRDN (a)	23,300	23,300
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,200	9,200
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BC 13 20U, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.05% 3/7/16, VRDN (a)(b)	57,400	57,400
		394,820
Hawaii - 0.0%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		10,670
Illinois - 3.8%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	1,800	1,800
Chicago Midway Arpt. Rev. Series 2014 C, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	97,540	97,540
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.02% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	60,900	60,900
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.02% 3/7/16, LOC Bayerische Landesbank, VRDN (a)(b)	4,870	4,870
Chicago Wtr. Rev.:
Series 2000, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	24,400	24,400
Series 2000-1, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,200	23,200
Series 2004 A1, 0.03% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	78,655	78,655
Series 2004 A2, 0.03% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	45,270	45,270
Series 2004 A3, 0.03% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	35,705	35,705
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.18% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	2,400	2,400
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.15% 3/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	1,510	1,510
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.06% 3/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	16,900	16,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.02% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,745	6,745
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.01% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	30,545	30,545
Series 2008 B, 0.01% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	30,540	30,540
(Museum of Science & Industry Proj.) Series 2009 A, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	15,280	15,280
(Rockford Mem. Hosp. Proj.) 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	60,800	60,800
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Series 2010 A, 0.01% 3/1/16, LOC Bank of America NA, VRDN (a)	4,600	4,600
Participating VRDN:
Series 15 XF0253, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series BA 15 XF0248, 0.05% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	12,855	12,855
Series BC 11 16B, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,950	3,950
Series MS 3332, 0.13% 3/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,700	5,700
Series Putters 0022, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,205	11,205
Series Putters 3435, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,105	2,105
0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2009 B, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,280	15,280
Illinois Gen. Oblig. Series 2003 B3, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,500	31,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	24,200	24,200
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	17,900	17,900
(Valley View Apts. Proj.) 0.03% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,885	10,885
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 15 XF0277, 0.06% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 ZM0118, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series MS 16 XF 2212, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,890	6,890
Series 2007 A 2D, 0.02% 3/7/16, LOC Royal Bank of Canada, VRDN (a)	39,500	39,500
Series 2007 A-2A, 0.02% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,000	17,000
Series 2007 A1, 0.02% 3/7/16, LOC Citibank NA, VRDN (a)	117,900	117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.07% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.04% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,615	3,615
		912,775
Indiana - 1.6%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.1% 3/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,900	5,900
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.04% 3/7/16, VRDN (a)(b)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.03% 3/7/16, LOC Mizuho Bank Ltd., VRDN (a)	32,450	32,450
(PSI Energy Proj.) Series 2003 B, 0.35% 3/7/16, VRDN (a)(b)	11,200	11,200
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,700	21,700
Series 2002 B, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,225	6,225
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	52,870	52,870
Series 2008 B, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	35,140	35,140
Series 2008 F, 0.02% 3/7/16, LOC Bank of New York, New York, VRDN (a)	5,200	5,200
Series 2008 G, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 H, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	50,695	50,695
Series 2008 I, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	19,575	19,575
Series 2008 J, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,008	13,008
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 C, 0.01% 3/7/16, LOC Northern Trust Co., VRDN (a)	80	80
Series 2011 D, 0.01% 3/7/16, LOC Northern Trust Co., VRDN (a)	190	190
(Parkview Health Sys. Oblig. Group Proj.):
Series 2009 B, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2009 D, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,950	9,950
Series 2011 A, 0.04% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	14,365	14,365
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.06% 3/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	6,000	6,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.04% 3/7/16, LOC Bank of America NA, VRDN (a)	15,000	15,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.06% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,200	1,200
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	31,395	31,395
		395,143
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.02% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)	21,170	21,170
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.04% 3/7/16, VRDN (a)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.05% 3/7/16, VRDN (a)(b)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.04% 3/7/16, LOC Northern Trust Co., VRDN (a)	4,975	4,975
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.03% 3/1/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,050	2,050
Series 2007, 0.03% 3/1/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,000	4,000
		49,295
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.1% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,865	13,865
		38,965
Kentucky - 1.5%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.02% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	16,800	16,800
Series 2006 B, 0.02% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	28,500	28,500
Series 2008 A, 0.02% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	58,600	58,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.05% 3/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.05% 3/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	67,250	67,250
Series 1993 B, 0.05% 3/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.03% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.04% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.02% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	55,905	55,905
Series 2008 A2, 0.02% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	31,000	31,000
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,100	9,100
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	7,450	7,450
Louisville & Jefferson County Series 2011 B, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	12,100	12,100
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	11,000	11,000
		370,840
Louisiana - 1.5%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.01% 3/1/16, VRDN (a)	28,900	28,900
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	19,000	19,000
JPMorgan Chase Participating VRDN Series Putters 16 5006, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	28,400	28,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	61,900	61,900
Series Putters 3806, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.04% 3/7/16, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	2,450	2,450
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.04% 3/7/16, VRDN (a)(b)	1,000	1,000
Series 2003, 0.04% 3/7/16, VRDN (a)(b)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.07% 3/7/16, LOC Bank of America NA, VRDN (a)	4,720	4,720
(River View Villas Proj.) Series 2006, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.43% 3/7/16, VRDN (a)	18,755	18,755
Series 2010 B1, 0.39% 3/7/16, VRDN (a)	49,145	49,145
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	34,300	34,300
Series 2010 B, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	51,400	51,400
		352,975
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.16% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.01% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	24,000	24,000
		52,750
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,400	3,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	29,900	29,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 15 XF0246, 0.06% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	5,055	5,055
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,020	6,020
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 C, 0.02% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	750	750
Series 2011 A, 0.02% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	11,010	11,010
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	10,000	10,000
Series 2008 C, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	8,450	8,450
		132,275
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.04% 3/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	49,205	49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
		51,205
Michigan - 0.2%
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,890	4,890
Series 22 A, 0.01% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	18,553	18,553
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 0.04% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	33,100	33,100
		56,543
Minnesota - 0.2%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)	4,040	4,040
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.05% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	15,175	15,175
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.05% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	3,600	3,600
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	7,650	7,650
		43,600
Mississippi - 0.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.01% 3/1/16, VRDN (a)	45,450	45,450
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.01% 3/1/16 (Chevron Corp. Guaranteed), VRDN (a)	20,800	20,800
Series 2007 C, 0.01% 3/1/16 (Chevron Corp. Guaranteed), VRDN (a)	2,645	2,645
Series 2011 E, 0.01% 3/1/16, VRDN (a)	1,250	1,250
0.01% 3/1/16, VRDN (a)	3,800	3,800
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.07% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,600	7,600
		105,545
Missouri - 0.4%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.01% 3/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,125	3,125
Series 2008 A1, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	5,200	5,200
Series 2008 A2, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	4,340	4,340
Series 2008 B1, 0.01% 3/1/16, LOC Barclays Bank PLC, VRDN (a)	18,130	18,130
Participating VRDN:
Series EGL 07 0001, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Series Putters 3929, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XF 0292, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,305	11,305
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.02% 3/7/16 (Liquidity Facility Freddie Mac), VRDN (a)	1,900	1,900
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.01% 3/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,050	5,050
		95,435
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 3/7/16, VRDN (a)(b)	450	450
Nebraska - 0.7%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.01% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	27,935	27,935
Series 2010 C, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	60,700	60,700
Series 2013 F, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	22,140	22,140
Series 2014 B, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	8,605	8,605
Series 2015 D, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,500	17,500
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.03% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000	20,000
		166,880
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 A2, 0.02% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	37,650	37,650
Series 2008 B2, 0.02% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	49,460	49,460
Series 2008 C1, 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	122,900	122,900
Series 2008 C2, 0.02% 3/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	16,975	16,975
Series 2008 C3, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	44,475	44,475
Series 2008 D3, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	80,060	80,060
Series 2011 B1, 0.02% 3/7/16, LOC Citibank NA, VRDN (a)(b)	87,725	87,725
Series 2011 B2, 0.02% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	89,795	89,795
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Series Putters 3158, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	32,110	32,110
Series ROC II R 11507, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.):
Series 2009 A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	11,500	11,500
0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	35,000	35,000
Series 2008 A, 0.03% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	42,800	42,800
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	12,200	12,200
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.03% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	17,900	17,900
		697,860
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	16,400	16,400
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 3/7/16, VRDN (a)	9,500	9,500
Series 2012 A, 0.22% 3/7/16, VRDN (a)(b)	16,100	16,100
		25,600
New York - 16.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.01% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	58,005	58,005
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0013, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,650	6,650
Series ROC II R 14045, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,400	5,400
Series 2004 A3, 0.01% 3/7/16, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	24,890	24,890
Series 2004 H3, 0.01% 3/7/16, LOC California Pub. Employees Retirement Sys., VRDN (a)	29,005	29,005
Series 2006 E3, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	59,600	59,600
Series 2012 G3, 0.01% 3/7/16 (Liquidity Facility Citibank NA), VRDN (a)	129,350	129,350
Series 2013 F3, 0.01% 3/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	9,575	9,575
Series 2014 D3, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,200	39,200
Series 2015 F4, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	30,600	30,600
Series 2015 F5, 0.01% 3/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	32,200	32,200
Series 2015 F6, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	55,550	55,550
Series 2104 1, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,650	17,650
Series H2, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,100	21,100
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.02% 3/7/16, LOC Citibank NA, VRDN (a)(b)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.04% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,380	4,380
(Courtland Avenue Apts. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,905	7,905
(East 165th Street Proj.) Series A, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.04% 3/7/16, LOC Citibank NA, VRDN (a)(b)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	13,999
Series 2011 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	69,435	69,435
(Brittany Dev. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	46,700	46,700
(Linden Plaza Proj.) Series 2008 A, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	63,635	63,635
(Morris Avenue Apts. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	36,000	36,000
(One Columbus Place Dev. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	4,150	4,150
(Sierra Dev. Proj.) Series A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	41,935	41,935
(Westport Dev. Proj.) Series 2004 A, 0.05% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	61,000	61,000
Series 2002 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	51,500	51,500
Series 2009 A, 0.01% 3/7/16, LOC Freddie Mac, VRDN (a)	500	500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	16,400	16,400
Series EGL 06 74 Class A, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,045	7,045
Series EGL 09 46A, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	19,130	19,130
Series putters 3231Z, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675	8,675
Series Putters 3384, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 3496Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,025	7,025
Series ROC II R 11931, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series 2008 B3, 0.01% 3/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	41,825	41,825
Series 2009 BB1, 0.01% 3/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	41,725	41,725
Series 2009 BB2, 0.01% 3/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,900	14,900
Series 2011 DD, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,500	21,500
Series 2011 DD-3A, 0.01% 3/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	4,700	4,700
Series 2012 B, 0.01% 3/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	19,100	19,100
Series 2012 B2, 0.01% 3/1/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	9,800	9,800
Series 2012 B3, 0.01% 3/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,470	1,470
Series 2014 AA:
0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,200	12,200
0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,130	16,130
0.01% 3/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	13,600	13,600
Series 2014 BB1, 0.01% 3/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	36,800	36,800
Series 2014 BB4, 0.01% 3/1/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,240	5,240
Series 2015 BB3, 0.01% 3/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	62,350	62,350
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4084Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850	3,850
Series ROC II R 11994, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,500	4,500
Series ROC II R 14082, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series 2001 A, 0.01% 3/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	59,450	59,450
Series 2003 A2, 0.01% 3/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
Series 2003 C1, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,550	11,550
Series 2013 C4, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,300	4,300
Series 2015 E4, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,900	24,900
Series 2016 E4, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000	10,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,640	2,640
Series ROC II R 14005, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	36,360	36,360
Participating VRDN:
ROC II R 11944, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,150	5,150
Series EGL 07 0002, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	7,775	7,775
Series ROC II R 11535, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,590	3,590
Series ROC II R 11722, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,935	2,935
Series ROC II R 11943, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)	78,045	78,045
(101 West End Hsg. Proj.):
Series 1998 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	38,400	38,400
Series 1999 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	97,300	97,300
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	49,900	49,900
Series 2001 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	79,500	79,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.05% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	62,100	62,100
0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(66 West 38th Street Hsg. Proj.) Series A:
0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	39,500	39,500
(Chelsea Apts. Proj.) Series 2003 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,000	7,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	68,800	68,800
Series 2006 A, 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	21,500	21,500
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	34,400	34,400
(Grace Towers Hsg. Proj.) Series 2004 A, 0.04% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	11,530	11,530
(Helena Hsg. Proj.) Series 2003 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN(a)(b)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.01% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	11,300	11,300
(South Cove Plaza Proj.) Series A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	28,000	28,000
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
Series 2002 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	74,100	74,100
(West 20th Street Proj.) Series 2001 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	51,000	51,000
(West 23rd Street Hsg. Proj.) Series 2002 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	62,600	62,600
(West 38th Street Hsg. Proj.) Series 2002 A, 0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
Series 1997 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	35,000	35,000
Series 2000 A, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	14,500	14,500
Series 2004 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	52,950	52,950
Series 2008 A:
0.01% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	51,700	51,700
0.01% 3/7/16, LOC Freddie Mac, VRDN (a)	13,400	13,400
Series 2010 A:
0.01% 3/7/16, LOC Freddie Mac, VRDN (a)	43,155	43,155
0.01% 3/7/16, LOC Freddie Mac, VRDN (a)	27,800	27,800
Series 2013 A:
0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	29,500	29,500
0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	59,700	59,700
Series 2014 A:
0.01% 3/1/16, LOC PNC Bank NA, VRDN (a)	7,700	7,700
0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	15,250	15,250
Series 2015 A1, 0.01% 3/7/16, LOC Bank of New York, New York, VRDN (a)	4,945	4,945
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	1,930	1,930
Series 2003 M1, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)	995	995
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,910	5,910
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.01% 3/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	99,345	99,344
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 0.01% 3/1/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	8,500	8,500
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.01% 3/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,800	17,800
Series 2004 C2, 0.01% 3/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	4,000	4,000
Series 2010 A2, 0.01% 3/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	19,000	19,000
Series 2010 A, 0.02% 3/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	2,000	2,000
Series 2010 A4, 0.01% 3/7/16, LOC Bank of Nova Scotia, VRDN (a)(b)	39,100	39,100
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B2, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	5,680	5,680
Series 2005 B3, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	50,760	50,760
		3,982,798
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.04% 3/7/16 (Liquidity Facility Citibank NA) (a)(b)(c)	151,450	151,450
North Carolina - 1.6%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	37,615	37,615
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Series 2006 B, 0.01% 3/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,160	1,160
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 E, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	5,000	5,000
Series 2007 H, 0.01% 3/1/16, LOC Wells Fargo Bank NA, VRDN (a)	7,485	7,485
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.02% 3/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	13,410	13,410
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.02% 3/7/16, LOC Rabobank Nederland New York Branch, VRDN (a)	12,865	12,865
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series EGL 14 0050, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	38,165	38,165
Series EGL 14 0051, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	14,220	14,220
Series EGL 14 0052, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	58,165	58,165
Series ROC II R 11850, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.02% 3/7/16, LOC Branch Banking & Trust Co., VRDN (a)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	31,705	31,705
Series 2009 C, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	29,620	29,620
Participating VRDN:
Series 15 XF0147, 0.02% 3/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
Series BC 10 31W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	38,585	38,585
Series 2003 B, 0.02% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,980	7,980
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.05% 3/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	31,400	31,400
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.02% 3/7/16, LOC Branch Banking & Trust Co., VRDN (a)	5,235	5,235
Series 2008 B, 0.05% 3/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000	7,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.01% 3/1/16 (Liquidity Facility Citibank NA) (a)(c)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,345	8,345
		399,650
Ohio - 0.6%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.01% 3/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,985	7,985
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.11% 3/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,600	32,600
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.01% 3/7/16, VRDN (a)	120	120
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series Putters 3558, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,910	8,910
Series 2004 D, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,130	1,130
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.02% 3/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,755	4,755
Ohio State Univ. Gen. Receipts Series 2010 E, 0.01% 3/7/16, VRDN (a)	77,700	77,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	2,900	2,900
		144,400
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.04% 3/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	1,250	1,250
		11,370
Oregon - 0.5%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.02% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.03% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	34,730	34,730
Series Eighteen B, 0.03% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	46,350	46,350
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.05% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	3,355	3,355
(New Columbia - Trouton Proj.) Series 2005, 0.05% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	5,455	5,455
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.05% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	15,000	15,000
		110,505
Pennsylvania - 0.6%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	8,665	8,665
Series 2005 B, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	6,885	6,885
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 3/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,155	2,155
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	10,955	10,955
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.03% 3/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,555	4,555
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	8,670	8,670
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.03% 3/7/16, LOC PNC Bank NA, VRDN (a)	7,200	7,200
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	7,135	7,135
Luzerne County Convention Ctr. Series 2012, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	6,100	6,100
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 3/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,765	9,765
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.14% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.07% 3/7/16, LOC Citibank NA, VRDN (a)(b)	2,085	2,085
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,590	3,590
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.04% 3/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	18,705	18,705
Series 2005 C2, 0.03% 3/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	10,855	10,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.17% 3/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	955	955
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	4,800	4,800
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	10,175	10,175
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)	2,745	2,745
		140,175
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.01% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	32,800	32,800
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.01% 3/7/16, LOC TD Banknorth, NA, VRDN (a)	7,510	7,510
		40,310
South Carolina - 0.3%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.01% 3/1/16, VRDN (a)	1,000	1,000
Series 1999 B, 0.02% 3/1/16, VRDN (a)(b)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.01% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,955	4,955
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.06% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.03% 3/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	13,790	13,790
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.03% 3/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	20,700	20,700
		82,745
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.04% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,050	6,050
Tennessee - 1.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	13,750	13,750
Series 2003, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2004, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2005, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	35,135	35,135
Series 2008, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	25,160	25,160
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.02% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	31,510	31,510
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.02% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.05% 3/7/16, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.04% 3/7/16, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.03% 3/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	13,845	13,845
Series 2002, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	4,290	4,290
Series 2004, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	21,605	21,605
Series 2006, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	9,750	9,750
Series 2008, 0.02% 3/1/16, LOC Bank of America NA, VRDN (a)	18,665	18,665
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	67,475	67,475
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.19%, tender 9/26/16 (a)	23,390	23,390
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
		387,895
Texas - 6.4%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,500	45,500
Series 2005 2, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	45,450	45,450
Series 2005 3, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	25,635	25,635
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,795	3,795
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,800	3,800
Series 2002 A, 0.01% 3/1/16, LOC Bank of America NA, VRDN (a)(b)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.06% 3/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.02% 3/7/16, LOC Citibank NA, VRDN (a)(b)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.02% 3/7/16, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.05% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500	12,500
Series 2001, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,250	21,250
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	30,700	30,700
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.05% 3/7/16, LOC PNC Bank NA, VRDN (a)(b)	47,300	47,300
Series 2008, 0.05% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,285	5,285
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,880	6,880
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.02% 3/7/16, LOC Bank of America NA, VRDN (a)	37,300	37,300
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.15% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,825	7,825
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.01% 3/1/16, VRDN (a)	71,095	71,095
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 0.01% 3/1/16, VRDN (a)(b)	2,450	2,450
(ExxonMobil Proj.):
Series 2001 A, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,400	1,400
Series 2001 B, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	19,700	19,700
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 0.01% 3/1/16, VRDN (a)	3,750	3,750
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(YMCA of the Greater Houston Area Proj.) Series 2013 D, 0.01% 3/7/16, VRDN (a)	8,500	8,500
Participating VRDN Series Putters 15 3, 0.01% 3/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	33,065	33,065
Series 2014 D, 0.01% 3/7/16, VRDN (a)	16,300	16,300
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.01% 3/1/16, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,465	6,465
(Louetta Village Apts. Proj.) Series 2005, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	6,280	6,280
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,310	7,310
(Primrose at Bammel Apts. Proj.) Series 2005, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,780	7,780
(Quail Chase Apts. Proj.) Series 1999, 0.04% 3/7/16, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	11,450	11,450
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 0.01% 3/1/16, VRDN (a)	13,200	13,200
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 0.01% 3/1/16, VRDN (a)(b)	19,700	19,700
Houston Arpt. Sys. Rev. Series 2010, 0.02% 3/7/16, LOC Barclays Bank PLC, VRDN (a)	69,815	69,815
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.05% 3/7/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,325	6,325
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.03% 3/7/16, LOC Citibank NA, VRDN (a)(b)	8,620	8,620
(Little Nell Apts. Proj.) Series 2003, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	11,700	11,700
(Mayfair Park Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
Houston Util. Sys. Rev. Participating VRDN Series Putters 4719, 0.01% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45% 3/7/16, VRDN (a)(b)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.01% 3/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 A, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,700	14,700
Series 2001 B, 0.01% 3/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	15,040	15,040
Series 2006 B3, 0.01% 3/1/16, VRDN (a)(b)	3,635	3,635
(Onyx Envir. Svcs. Proj.) Series 2003, 0.11% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.03% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	22,305	22,305
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.17% 3/1/16, VRDN (a)	5,200	5,200
Series 2004, 0.23% 3/7/16, VRDN (a)(b)	99,850	99,850
Series 2009 A, 0.17% 3/1/16, VRDN (a)	1,300	1,300
Series 2009 B, 0.17% 3/1/16, VRDN (a)	25,390	25,390
Series 2009 C, 0.17% 3/1/16, VRDN (a)	5,800	5,800
Series 2010 D, 0.17% 3/1/16, VRDN (a)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.04% 3/7/16, VRDN (a)(b)	24,000	24,000
Series 2001, 0.04% 3/7/16, VRDN (a)(b)	25,000	25,000
Series 2010 A, 0.02% 3/7/16 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.02% 3/7/16 (Total SA Guaranteed), VRDN (a)	15,000	15,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.02% 3/7/16 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.03% 3/7/16, LOC BNP Paribas SA, VRDN (a)(b)	50,000	50,000
0.03% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series 2015 ZF0211, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 3344, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700	1,700
Series Putters 4356, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,750	17,750
Series XF 0293, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,020	9,020
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.01% 3/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.04% 3/7/16, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,150	5,150
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008:
0.01% 3/1/16, LOC TD Banknorth, NA, VRDN (a)	4,560	4,560
0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	57,615	57,615
Participating VRDN:
Series 16 ZF 0282, 0.03% 3/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,460	1,460
Series Putters 4363, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.09% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,820	1,820
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,580	1,580
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.04% 3/7/16, LOC Bank of America NA, VRDN (a)	10,555	10,555
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	11,400	11,400
(Chisholm Trail Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,265	13,265
(Residences at Sunset Pointe Proj.) Series 2006, 0.07% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	5,880	5,880
(Windshire Apts. Proj.) Series 2007, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
Texas Gen. Oblig.:
Participating VRDN:
Series 15 XF0075, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series MS 3404, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,550	11,550
Series Putters 3478, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 3480, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series 2015 B, 0.01% 3/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	36,225	36,225
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,085	9,085
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series 15 XF0067, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,180	2,180
Series 2008 B2, 0.01% 3/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	25,800	25,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 3/7/16, VRDN (a)	17,400	17,400
		1,544,085
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 3/7/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	12,170	12,170
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.01% 3/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,000	11,000
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.03% 3/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	14,900	14,900
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
		46,555
Virginia - 0.4%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 3/7/16, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3309, 0.01% 3/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 3/7/16, LOC Bank of America NA, VRDN (a)	3,445	3,445
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700	2,700
Series 2001, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,100	2,100
Series 2006, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,650	3,650
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.02% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	24,390	24,390
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.02% 3/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,370	3,370
Series ROC II R 11923, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,660	3,660
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		99,120
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
Series 5002, 0.01% 3/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(c)	22,988	22,988
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.03% 3/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,499
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.05% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	16,430	16,430
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	21,775	21,775
Series Putters 15 XM0012, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,950	6,950
Series ROC II R 11962, 0.01% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series 15 XF2166, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Port of Seattle Rev.:
Series 1997, 0.01% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	72,055	72,055
Series 2008, 0.01% 3/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	123,620	123,620
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.03% 3/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.04% 3/7/16, LOC Bank of America NA, VRDN (a)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,000	20,000
Series E, 0.03% 3/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	17,300	17,300
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.01% 3/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,230	9,230
Series GS 06 7T, 0.02% 3/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)	16,395	16,395
Series MS 33 864X, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Series Putters 3385, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,295	12,295
Series Putters 3388, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 3501Z, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,660	11,660
Series Putters 3539, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Putters 3854, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series putters 4033, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series ROC 14090, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
Series ROC II R 14074, 0.02% 3/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,875	16,875
Series 15 XF0132, 0.02% 3/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,065	7,065
Series 15 XF0148, 0.03% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	7,485	7,485
Series 2015 XF0150, 0.05% 3/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Series Solar 07 66, 0.01% 3/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	17,830	17,830
(Ballard Landmark Inn Proj.) Series 2015 A, 0.03% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	26,890	26,890
(Crestview Apts. Proj.) Series 2004, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	11,625	11,625
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.02% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 3/7/16, LOC Freddie Mac, VRDN (a)	7,320	7,320
(Merrill Gardens at Renton Centre Proj.) Series A, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.02% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,000	4,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,500	7,500
(Silver Creek Apts. Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)	11,450	11,450
(The Lodge at Eagle Ridge Proj.) Series A, 0.02% 3/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.01% 3/7/16, LOC Freddie Mac, VRDN (a)	65	65
(Vintage Mount Vernon Proj.) Series A, 0.03% 3/7/16, LOC Fannie Mae, VRDN (a)(b)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 3/7/16, LOC Fannie Mae, VRDN (a)	3,750	3,750
		776,752
West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.04% 3/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 B, 0.04% 3/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	5,200	5,200
Series 1990 C, 0.04% 3/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
Series 1990 D, 0.04% 3/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	2,700	2,700
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.02% 3/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	41,775	41,775
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.02% 3/7/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	45,775	45,775
Series 2009 A, 0.02% 3/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	25,775	25,775
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.4% 3/7/16, VRDN (a)(b)	14,900	14,900
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 0.1% 3/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 3/7/16, LOC Bank of America NA, VRDN (a)(b)	6,580	6,580
		159,200
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.01% 3/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2012 B, 0.01% 3/1/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	4,600	4,600
(Oakwood Village Proj.) Series 2005, 0.02% 3/7/16, LOC BMO Harris Bank NA, VRDN (a)	19,610	19,610
Participating VRDN Series Floaters 3184, 0.02% 3/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,860	11,860
		41,070
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.22% 3/7/16, VRDN (a)(b)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000	10,000
Series 2009 B, 0.05% 3/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,300	2,300
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.19% 3/7/16, VRDN (a)(b)	19,500	19,500
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 0.01% 3/1/16, VRDN (a)(b)	8,290	8,290
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.01% 3/1/16 (Chevron Corp. Guaranteed), VRDN (a)	35,800	35,800
		77,090
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $14,581,768)		14,581,768

Other Municipal Debt - 24.4%
Alaska - 0.5%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	105,500	105,734
North Slope Borough Gen. Oblig. Bonds Series 2015 A, 2% 6/30/16	8,645	8,696
		114,430
Arizona - 0.1%
Phoenix Civic Impt. Corp. Series 2014 B1, 0.03% 3/1/16, LOC Bank of America NA, CP (b)	7,000	7,000
Pima County Ctfs. of Prtn. Bonds Series 2015, 2% 12/1/16	3,980	4,022
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.02% 3/2/16, CP	14,200	14,200
		25,222
California - 2.1%
California Gen. Oblig. Bonds 6% 4/1/16	4,435	4,457
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)	42,100	42,100
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	28,500	28,500
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	109,865	111,571
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A, 0.06% 3/29/16 (Liquidity Facility Wells Fargo Bank NA), CP	11,100	11,100
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	277,000	278,537
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	16,155	16,155
RBC Muni. Products, Inc. Trust Bonds Series RBC E 63, 0.11%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	5,000	5,000
		497,420
Colorado - 0.9%
Colorado Ed. Ln. Prog. TRAN Series 2015 B, 3% 6/29/16	4,000	4,037
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	105,000	105,501
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.26%, tender 9/26/16 (a)	83,010	83,010
Series 2015 B, 0.26%, tender 9/26/16 (a)	8,570	8,570
Series 2015 C, 0.26%, tender 9/26/16 (a)	24,370	24,370
		225,488
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 0.66% 5/15/16 (a)	3,750	3,755
Series 2013 A, 0.13% 7/1/16 (a)	20,115	20,115
Series 2014 C, 4% 6/15/16	25,300	25,570
Series 2015 A, 2% 3/15/16	8,800	8,806
Series 2015 B, 2% 6/15/16	11,900	11,958
Series 2015 D, 0.09% 6/15/16 (a)	11,770	11,770
Series 2015 F, 2% 11/15/16	32,500	32,862
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2010 A, 5% 11/1/16	5,000	5,149
Danbury Gen. Oblig. BAN Series 2015, 2% 7/21/16	7,000	7,045
Guilford Gen. Oblig. BAN 1% 8/10/16	6,030	6,049
Rocky Hill Gen. Oblig. BAN 2% 11/17/16	9,200	9,305
South Windsor Gen. Oblig. BAN 2% 2/16/17	13,385	13,586
		155,970
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. TRAN 1.5% 9/30/16	108,900	109,575
District of Columbia Rev. Bonds Series 2000, 0.02% tender 3/3/16, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.02% 3/2/16, LOC JPMorgan Chase Bank, CP	9,100	9,100
0.04% 3/7/16, LOC JPMorgan Chase Bank, CP	20,500	20,500
		149,175
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.04% tender 3/2/16, LOC Bank of America NA, CP mode	21,400	21,400
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 B, 5% 7/1/16	1,150	1,168
Series 2010 C, 5% 7/1/16	1,550	1,575
Series 2010 D, 5% 7/1/16	5,345	5,427
Series 2010 E, 5% 7/1/16	1,800	1,827
Series 2011 A, 5% 7/1/16	11,620	11,803
5% 7/1/16	3,250	3,302
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 A, 5% 6/1/16	4,080	4,129
Series 2009 D, 5.5% 6/1/16	7,910	8,013
Series 2012 A, 5% 6/1/16	1,700	1,720
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2007 A, 5% 7/1/16	2,445	2,483
Series 2011 B, 5% 7/1/16	6,900	7,009
Series 2012 A, 4% 7/1/16	6,915	7,002
Series 2014 A, 5% 7/1/16	4,865	4,942
Florida Gen. Oblig. Bonds Series 2015 A, 4% 7/1/16	7,780	7,877
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.05% 3/1/16, LOC JPMorgan Chase Bank, CP	2,500	2,500
0.05% 3/2/16, LOC JPMorgan Chase Bank, CP	27,105	27,105
0.05% 4/5/16, LOC JPMorgan Chase Bank, CP	28,500	28,500
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.02% 3/17/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,800	14,800
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series III 5% 10/1/16	4,140	4,254
Jacksonville Gen. Oblig. Series 2004 A:
0.06% 3/1/16, LOC Barclays Bank PLC, CP	18,200	18,200
0.08% 4/4/16, LOC Barclays Bank PLC, CP	31,810	31,810
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 25, 5% 10/1/16	1,000	1,027
Miami-Dade County Edl. Facilities Rev. Bonds Series 2008 A, 5.5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	10,900	10,948
Miami-Dade County School District Bonds Series 2015, 5% 3/15/16	2,325	2,329
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.26%, tender 9/26/16 (a)	41,900	41,900
Palm Beach County Pub. Impt. Rev. Bonds Series 2012, 5% 6/1/16	8,315	8,415
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.21%, tender 9/26/16 (a)	28,200	28,200
Series 2014 A1, 0.21%, tender 9/26/16 (a)	28,900	28,900
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 62, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	28,500	28,500
Series RBC E 64, 0.1%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	17,800	17,800
Series RBC E 65, 0.1%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	15,400	15,400
Series RBC E 66, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	12,195	12,195
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.21%, tender 9/26/16 (a)	26,415	26,415
		438,875
Georgia - 0.7%
Georgia Gen. Oblig. Bonds:
Series 2006 B, 4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,930	3,930
Series 2012 A, 5% 7/1/16	3,040	3,087
Series 2014 A, 5% 2/1/17	5,000	5,211
Series PZ 271, 0.06%, tender 3/17/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)(e)	5,045	5,045
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.03% tender 3/2/16, LOC Barclays Bank PLC, CP mode	2,400	2,400
Series B, 0.02% 3/2/16, LOC TD Banknorth, NA, CP	33,018	33,018
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.07%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	106,640	106,640
Private Colleges & Univs. Auth. Rev. Bonds:
Series 2011 A, 5% 9/1/16	2,500	2,559
Series WF 11 32C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	5,800	5,800
		167,690
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.13%, tender 6/1/16 (a)	3,935	3,935
Illinois - 0.9%
Illinois Fin. Auth. Ed. Rev. Series L:
0.03% 3/1/16, LOC PNC Bank NA, CP	9,800	9,800
0.06% 3/1/16, LOC PNC Bank NA, CP	18,600	18,600
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.21%, tender 9/26/16 (a)	32,850	32,850
(Advocate Health Care Proj.) Series 2008 C B3, 0.35%, tender 7/21/16 (a)	5,245	5,245
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.04% tender 4/4/16, CP mode	17,200	17,200
0.04% tender 4/4/16, CP mode	10,900	10,900
0.06% tender 3/1/16, CP mode	17,100	17,100
Series 2012 I:
0.02% tender 3/1/16, CP mode	17,200	17,200
0.04% tender 4/4/16, CP mode	17,200	17,200
0.05% tender 4/4/16, CP mode	27,260	27,260
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 6/15/16	46,345	46,986
5% 12/15/16	7,710	7,983
		228,324
Indiana - 0.2%
Delaware County Ind. Hosp. Auth. Bonds Series 2006:
5% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	1,170	1,193
5.25% 8/1/16 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,042
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	4,190	4,228
Indianapolis Gas Util. Sys. Rev. 0.03% 3/16/16, LOC JPMorgan Chase Bank, CP	34,400	34,400
		41,863
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 3/15/16, CP mode	10,300	10,300
Louisville & Jefferson County Gen. Oblig. BAN Series 2015 A, 2% 12/1/16	62,385	63,089
		73,389
Maryland - 0.7%
Anne Arundel County Gen. Oblig. Bonds:
(Consolidated Golf Course Projs.) Series 2015, 5% 4/1/16	905	909
Series 2012, 5% 4/1/16	6,060	6,084
Series 2013, 5% 4/1/16	6,960	6,988
Series 2014, 5% 4/1/16	5,215	5,236
Series 2015:
5% 4/1/16	1,645	1,652
5% 4/1/16	670	673
5% 4/1/16	2,590	2,600
Baltimore County Gen. Oblig.:
0.02% 3/1/16 (Liquidity Facility Mizuho Bank Ltd.), CP	34,400	34,400
0.02% 3/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	43,100	43,100
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	5,335	5,335
Series 2006 A, 5% 3/1/16	7,250	7,250
Series 2007, 5% 3/15/16	1,000	1,002
Series 2008 1, 5% 3/1/16	4,000	4,000
Series 2009 C, 5% 3/1/16	3,000	3,000
Series 2010 B, 5% 8/1/16	4,875	4,970
Series 2013 A, 5% 3/1/16	1,415	1,415
4.15% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	1,000	1,000
5% 3/15/16	14,450	14,477
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.13%, tender 6/1/16 (a)	7,300	7,300
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series 2013, 4% 4/1/16 (b)	22,230	22,299
		173,690
Massachusetts - 0.6%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	125,300	125,664
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 4/8/16, CP mode	10,000	10,000
Series 1993 A, 0.4% tender 3/10/16, CP mode	3,800	3,800
(New England Pwr. Co.Proj.) Series 1993 B, 0.48% tender 3/21/16, CP mode	10,650	10,650
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.5% tender 4/7/16 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,200	3,200
		153,314
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.26%, tender 9/26/16 (a)	15,445	15,445
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.13%, tender 6/1/16 (a)	9,020	9,020
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.19%, tender 9/26/16 (a)	19,655	19,655
0.19%, tender 9/26/16 (a)	23,770	23,770
0.19%, tender 9/26/16 (a)	33,770	33,770
(Trinity Health Sys. Proj.) Series 2008 C, 0.07% tender 3/15/16, CP mode	48,935	48,935
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	3,000	3,000
Univ. of Michigan Rev. Bonds:
Series 2009 B:
0.02% tender 3/1/16, CP mode	13,700	13,700
0.02% tender 3/8/16, CP mode	20,900	20,900
0.02% tender 3/2/16, CP mode	3,100	3,100
		191,295
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds:
Series 2006, 5% 11/1/16 (Pre-Refunded to 11/1/16 @ 100)	4,075	4,198
Series 2007, 5% 8/1/16	1,000	1,020
Series 2015 B, 3% 8/1/16	7,750	7,838
5% 6/1/16	1,335	1,351
5% 8/1/16	6,500	6,629
Minnesota State Gen. Fdg. Rev. Bonds Series 2012 B, 4% 3/1/16	14,825	14,825
Univ. of Minnesota Gen. Oblig.:
Series 2007 C, 0.03% 3/1/16, CP	18,000	18,000
Series 2009 D, 0.02% 3/2/16, CP	7,700	7,700
Univ. of Minnesota Rev. Series 2005 A:
0.02% 3/2/16, CP	17,790	17,790
0.04% 4/4/16, CP	13,800	13,800
		93,151
Missouri - 0.1%
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B:
5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	10,585	10,671
5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	3,675	3,704
5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	4,705	4,742
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	13,600	13,656
		32,773
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.23%, tender 3/1/17 (a)	5,975	5,975
Series 1998, 0.23%, tender 3/1/17 (a)	11,695	11,695
Series 2013, 0.23%, tender 3/1/17 (a)	1,900	1,900
		19,570
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 C, 5% 1/1/17	2,000	2,074
Series 2014, 4% 7/1/16	1,500	1,518
Series A:
0.02% 3/2/16, CP	16,900	16,900
0.02% 3/3/16, CP	13,300	13,300
0.02% 3/14/16, CP	13,575	13,575
0.02% 3/15/16, CP	7,500	7,500
0.03% 3/10/16, CP	16,500	16,500
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.02% 3/2/16, CP	7,500	7,500
0.02% 3/8/16, CP	10,300	10,300
0.02% 3/9/16, CP	6,750	6,750
0.02% 3/15/16, CP	12,000	12,000
0.03% 3/16/16, CP	14,300	14,300
0.08% 3/21/16, CP	14,000	14,000
		136,217
Nevada - 0.4%
Clark County Fuel Tax Bonds:
Series 2006 A, 5% 6/1/16	1,885	1,907
5% 11/1/16 (f)	10,155	10,468
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	3,600	3,639
Series 2012 A, 5% 6/15/16	14,300	14,492
Series 2014 A, 5.5% 6/15/16	8,000	8,119
Series 2015 D, 5% 6/15/16	5,165	5,236
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013:
5% 6/1/16	11,500	11,641
5% 12/1/16	16,385	16,934
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.06% 3/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	15,750	15,750
Series 2006 B, 0.05% 3/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,750	6,750
		94,936
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 3/10/16, CP mode (b)	5,200	5,200
0.45% tender 3/11/16, CP mode (b)	38,500	38,500
Series 1990 A1:
0.5% tender 3/22/16, CP mode (b)	22,400	22,400
0.5% tender 3/24/16, CP mode (b)	6,300	6,300
Series 1990 B, 0.48% tender 3/10/16, CP mode	16,600	16,600
		89,000
New Jersey - 2.7%
Bergen County Gen. Oblig. BAN 2% 12/15/16	65,600	66,362
Essex County Gen. Oblig. BAN Series 2015, 2% 9/16/16	19,300	19,471
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	39,976	40,410
Mercer County Gen. Oblig. BAN 2% 9/1/16	32,500	32,753
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	3,100	3,121
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2015, 2% 9/23/16	14,751	14,890
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	27,100	27,419
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	392,400	392,397
Union County Gen. Oblig. BAN 2% 6/24/16	53,100	53,376
		650,199
New York - 0.7%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	19,260	19,327
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	23,855	23,855
New York City Gen. Oblig. Bonds:
Series 2011 B, 5% 8/1/16	3,295	3,360
Series 2012 A1, 5% 10/1/16	5,000	5,133
Series 2012, 5% 8/1/16	5,000	5,099
Series 2013 E, 5% 8/1/16	1,500	1,530
Series 2014 D, 5% 8/1/16	1,250	1,274
Series 2014 J, 3% 8/1/16	6,000	6,068
Series 2015 1, 2% 8/1/16	14,965	15,066
Series 2015 C, 2% 8/1/16	5,135	5,169
Series 2015 D, 2% 8/1/16	4,030	4,057
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2015 A, 4% 8/1/16	6,325	6,424
Series 2015 B, 4% 8/1/16	7,800	7,922
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2008 A, 5% 12/15/16	1,215	1,258
New York Pwr. Auth. Series 1, 0.03% 4/1/16, CP	13,166	13,166
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 E, 5% 3/15/16	2,850	2,855
New York Urban Dev. Corp. Rev. Bonds Series 2015 A, 5% 9/15/16	22,285	22,837
Three Village Central School District BAN Series 2015, 2% 8/26/16	15,900	16,031
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/16	5,000	5,059
Triborough Bridge & Tunnel Auth. Revs. Bonds:
Series 2009 A1, 5% 11/15/16	4,125	4,257
Series 2013 C, 3% 11/15/16	2,845	2,896
		172,643
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Bonds Series 193, 1.5% 10/15/16 (b)	10,295	10,362
North Carolina - 0.1%
North Carolina Gen. Oblig. Bonds:
Series 2005 C, 5% 4/1/16	1,695	1,702
Series 2009 A, 5% 3/1/16	6,320	6,320
North Carolina Ltd. Oblig. Bonds Series 2014 C, 5% 5/1/16	10,080	10,160
Wake County Gen. Oblig. Bonds:
Series 2007, 5% 3/1/16	5,750	5,750
Series 2009 C, 5% 3/1/16	1,505	1,505
		25,437
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	300	304
Franklin County Rev. Bonds Series 2013 OH, 0.13%, tender 6/1/16 (a)	9,245	9,245
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	9,500	9,500
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.18% tender 5/4/16, CP mode	21,350	21,350
Series 2008 B6, 0.14% tender 3/1/16, CP mode	22,400	22,400
		62,799
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.02% 3/3/16, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
0.05% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
0.05% 4/1/16, LOC State Street Bank & Trust Co., Boston, CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.19%, tender 9/26/16 (a)	12,185	12,185
		33,885
Oregon - 0.2%
Oregon Facilities Auth. Rev. Bonds 0.24%, tender 9/30/16 (a)	4,215	4,217
Oregon Gen. Oblig. Bonds:
(ODOT Proj.) Series 2012 I, 5% 5/1/16	3,705	3,735
(Various Projs.) Series 2012 H, 5% 5/1/16	1,000	1,008
Series 2011 L, 5% 5/1/16	1,950	1,965
Series WF11 57 C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	10,790	10,790
Portland Swr. Sys. Rev. Bonds:
Series 2015 A, 5% 6/1/16	30,100	30,459
Series 2015 B, 5% 6/1/16	3,745	3,790
		55,964
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 3/1/16	3,795	3,795
Series 2013 1, 5% 4/1/16	3,000	3,012
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	19,100	19,208
		26,015
South Carolina - 1.2%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	18,300	18,329
Greenville County School District Bonds 2% 6/1/16	61,760	62,037
Lancaster County School District Bonds Series 2015, 5% 3/1/16	8,400	8,400
Richland County Gen. Oblig.:
BAN Series 2015, 2% 10/28/16	36,200	36,587
Bonds:
Series 2014 B, 4% 3/1/16	2,665	2,665
Series 2015 A, 5% 3/1/16	3,800	3,800
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2015 A, 1.5% 3/1/16	29,660	29,660
Series 2015 D, 2% 3/1/16	104,400	104,400
South Carolina Gen. Oblig. Bonds:
Series 2011 A:
5% 3/1/16	11,000	11,000
5% 3/1/16	5,000	5,000
Series 2015 A:
5% 4/1/16	2,140	2,149
5% 4/1/16	1,560	1,566
		285,593
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds Series 2010 A, 4% 5/1/16	8,055	8,105
Texas - 3.2%
Austin Elec. Util. Sys. Rev. Series A:
0.02% 3/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,670	6,670
0.02% 3/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	45,235	45,235
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	5,540	5,540
Garland Series 2015, 0.04% 3/10/16, LOC Citibank NA, CP	5,000	5,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.21%, tender 9/26/16 (a)	33,900	33,900
Harris County Gen. Oblig.:
Series A1, 0.02% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Series D, 0.02% 3/3/16 (Liquidity Facility JPMorgan Chase Bank), CP	10,973	10,973
Harris County Metropolitan Trans. Auth.:
Series A1:
0.03% 3/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	23,750	23,750
0.06% 4/14/16 (Liquidity Facility JPMorgan Chase Bank), CP	16,800	16,800
Series A3:
0.03% 3/15/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
0.06% 4/14/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	14,000	14,000
Houston Arpt. Sys. Rev.:
Series A:
0.07% 4/1/16, LOC Royal Bank of Canada, CP (b)	5,000	5,000
0.09% 3/17/16, LOC Royal Bank of Canada, CP (b)	19,500	19,500
0.1% 5/11/16, LOC Royal Bank of Canada, CP (b)	15,000	15,000
0.09% 3/17/16, LOC Royal Bank of Canada, CP (b)	10,000	10,000
Houston Gen. Oblig.:
Bonds Series 2011 A, 5% 3/1/16	5,000	5,000
Series E1:
0.04% 3/1/16, LOC Citibank NA, CP	5,000	5,000
0.04% 3/29/16, LOC Citibank NA, CP	10,000	10,000
0.04% 4/1/16, LOC Citibank NA, CP	4,000	4,000
0.04% 4/1/16, LOC Citibank NA, CP	4,000	4,000
Houston Util. Sys. Rev.:
Bonds 3% 11/15/16 (f)	7,735	7,876
Series B3:
0.03% 3/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,200	17,200
0.04% 3/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,600	13,600
0.04% 3/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,000	10,000
Series B4:
0.03% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	13,700	13,700
0.03% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.04% 3/1/16, LOC State Street Bank & Trust Co., Boston, CP	13,700	13,700
Karnes City Independent School District Bonds Series 2015, 3% 8/15/16 (Permanent School Fund of Texas Guaranteed)	5,545	5,613
Lower Colorado River Auth. Rev.:
Bonds:
(LCRA Transmission Svcs. Corp. Proj.) Series 2015, 4% 5/15/16	5,025	5,062
Series 2013, 5% 5/15/16	2,500	2,524
Series 2015 D, 3% 5/15/16	17,000	17,091
5% 5/15/16	15,930	16,083
Series A:
0.03% 3/8/16, LOC JPMorgan Chase Bank, CP	23,400	23,400
0.04% 3/1/16, LOC JPMorgan Chase Bank, CP	14,900	14,900
0.04% 4/4/16, LOC JPMorgan Chase Bank, CP	20,900	20,900
0.02% 3/8/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,602	9,602
0.03% 3/22/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,980	8,980
0.04% 3/1/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,606	12,606
Mesquite Independent School District Bonds Series 2014 B, 5% 8/15/16 (Permanent School Fund of Texas Guaranteed)	6,000	6,128
North East Texas Independent School District Bonds Series 2011 C, 5% 8/1/16 (Permanent School Fund of Texas Guaranteed)	4,620	4,712
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2012, 5% 9/1/16	10,645	10,887
Spring Independent School District Bonds Series 2015, 2% 8/15/16 (Permanent School Fund of Texas Guaranteed)	3,005	3,025
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.21%, tender 9/26/16 (a)	31,700	31,700
Series 2013 B, 0.21%, tender 9/26/16 (a)	21,100	21,100
Texas A&M Univ. Rev. Series 1993 B, 0.02% 3/2/16, CP	15,227	15,227
Texas Gen. Oblig. Bonds:
Series 2006:
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,800	2,811
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,019
Series 2010 B, 5% 4/1/16	1,855	1,862
Series 2012 A, 5% 8/1/16	1,050	1,070
Series 2014, 5% 4/1/16	5,425	5,448
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.03% 3/1/16, LOC Barclays Bank PLC, CP	36,900	36,900
0.03% 3/2/16, LOC Barclays Bank PLC, CP	41,185	41,185
Texas Pub. Fin. Auth. Rev. Bonds Series 2014 A, 5% 7/1/16	12,600	12,796
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A:
4.5% 4/1/16	3,465	3,477
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,021
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,000	1,004
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,150	1,155
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	4,565	4,584
Series 2006:
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,100	1,105
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	2,000	2,008
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,345	5,367
5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	1,975	1,983
Series 2007, 5% 4/1/16	2,785	2,796
Travis County Gen. Oblig. Bonds Series 2006:
4.25% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	2,370	2,370
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,020	3,020
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2006 B:
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	5,000	5,106
5% 8/15/16 (Pre-Refunded to 8/15/16 @ 100)	1,945	1,987
Series A:
0.02% 3/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,400	14,400
0.02% 3/14/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,800	7,800
0.03% 3/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,275	7,275
0.03% 3/22/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,800	13,800
Univ. of Texas Permanent Univ. Fund Rev. Bonds Series 2015 B, 2% 7/1/16	8,745	8,794
Upper Trinity Reg'l. Wtr. District:
0.02% 3/1/16, LOC Bank of America NA, CP	16,500	16,500
0.04% 3/1/16, LOC Bank of America NA, CP	4,000	4,000
0.04% 4/4/16, LOC Bank of America NA, CP	5,400	5,400
		784,127
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds:
Series 2007 A, 5% 7/1/16	1,000	1,015
Series 2013 A, 5% 7/1/16	5,750	5,839
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/16	5,450	5,536
		12,390
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.04% 4/15/16, LOC JPMorgan Chase Bank, CP	4,700	4,700
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.19%, tender 9/26/16 (a)	49,405	49,405
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.5% tender 3/21/16, CP mode (b)	21,900	21,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.21%, tender 9/26/16 (a)	24,750	24,750
Series 2010 C, 0.21%, tender 9/26/16 (a)	13,643	13,643
Series 2012 A, 0.21%, tender 9/26/16 (a)	38,375	38,375
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.02% 3/3/16, CP	23,400	23,400
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 3/21/16, CP mode	5,100	5,100
Virginia Commonwealth Trans. Board Rev. Bonds (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	5,000	5,049
		181,622
Washington - 1.1%
Energy Northwest Elec. Rev. Bonds:
Series 2004 A, 5.25% 7/1/16	3,460	3,519
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	4,450	4,518
Series 2007 A, 5% 7/1/16	1,500	1,524
Series 2008 A, 5.25% 7/1/16	5,535	5,626
Series 2014 A, 3% 7/1/16	6,545	6,603
King & Snohomish Counties School District #417 Northshore Bonds 1.5% 6/1/16 (Washington Gen. Oblig. Guaranteed)	5,125	5,141
King County #405 Bellevue School District Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	8,900	9,204
King County School District #403 Bonds Series 2015, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	6,255	6,471
King County School District #409, Tahoma Bonds Series 2015, 2% 12/1/16 (Washington Gen. Oblig. Guaranteed)	1,705	1,724
King County Swr. Rev. Bonds:
Series 2015 A:
2%, tender 11/16/16 (a)	40,000	40,444
2%, tender 11/16/16 (a)	24,900	25,177
Series 2015 B, 5% 7/1/16	3,965	4,028
Pierce County Puyallup School District #3 Bonds Series 2016, 2% 12/1/16 (Washington Gen. Oblig. Guaranteed)	5,780	5,845
Port of Seattle Rev. Series B1, 0.04% 3/2/16, LOC Bank of America NA, CP (b)	21,655	21,655
Seattle Gen. Oblig. Bonds:
Series 2010 B, 5% 8/1/16	2,000	2,039
Series 2015 A, 5% 6/1/16	6,095	6,167
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2016 B, 5% 10/1/16	1,535	1,576
Series WF 11-18C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series 2015, 2% 5/1/16	12,880	12,917
Spokane County School District #81 Bonds (Washington State School Disctrict Cr. Enhancement Prog.) Series 2015 A, 5% 12/1/16 (Washington Gen. Oblig. Guaranteed)	6,175	6,382
Washington Gen. Oblig.:
Bonds:
Series 2009 A, 5% 7/1/16	1,250	1,270
Series 2012 D, 5% 2/1/17	4,440	4,625
Series 2014 B, 5% 8/1/16	2,200	2,243
Series R 2010 A, 5% 1/1/17	3,690	3,830
Series R 2016 A, 5% 7/1/16	13,200	13,409
Series WF 11-16C, 0.16%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)	33,900	33,900
5% 2/1/17	4,560	4,753
TAN Series 2016 B, 5% 8/1/16	3,870	3,947
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1989 B, 7.125% 7/1/16 (Bonneville Pwr. Administration Guaranteed)	9,215	9,427
		254,694
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 3/10/16, CP mode (b)	14,400	14,400
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Bonds:
Series 2014 N2, 5% 4/1/16	12,195	12,245
Series 2015 N2, 2% 3/15/16	21,585	21,600
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/16	335	338
Series 2010 C, 5% 5/1/16	2,225	2,242
Series 2011 2, 4% 11/1/16	1,000	1,024
Series 2014 2:
4% 5/1/16	3,500	3,522
5% 5/1/16	4,930	4,970
Series 2014 A, 4% 5/1/16	4,475	4,504
Series 2005 A, 0.02% 3/2/16 (Liquidity Facility Bank of New York, New York), CP	14,641	14,641
Series 2013 A, 0.14% 3/1/16 (Liquidity Facility Bank of New York, New York), CP	7,235	7,235
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.19%, tender 9/26/16 (a)	36,290	36,290
Series 2014 B1, 0.21%, tender 9/26/16 (a)	23,400	23,400
Series 2014 B2, 0.21%, tender 9/26/16 (a)	19,150	19,150
Wisconsin Trans. Rev.:
Series 1997 A:
0.02% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,730	6,730
0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,999	17,999
Series 2006 A:
0.02% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,484	11,484
0.1% 3/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,301	1,301
Series 2013 A:
0.07% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	12,100	12,100
0.14% 3/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	28,665	28,665
		229,440
TOTAL OTHER MUNICIPAL DEBT
(Cost $5,918,102)		5,918,102
	Shares	Value (000s)

Investment Company - 12.5%
Fidelity Municipal Cash Central Fund, 0.02% (g)(h)
(Cost $3,035,508)	3,035,508,134	3,035,508
TOTAL INVESTMENT PORTFOLIO - 96.9%
(Cost $23,535,378)		23,535,378
NET OTHER ASSETS (LIABILITIES) - 3.1%		756,497
NET ASSETS - 100%		$24,291,875

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,350,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $582,110,000 or 2.4% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,540
Georgia Gen. Oblig. Bonds Series PZ 271, 0.06%, tender 3/17/16 (Liquidity Facility Wells Fargo & Co.)	8/12/15	$5,045
JPMorgan Chase Bonds Series Putters 4410, 0.08%, tender 4/21/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$23,855
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$3,000
Newport Mesa Unified School District Bonds Series WF 11 70Z, 0.14%, tender 3/3/16 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 1/29/16	$16,155
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$10,790
Private Colleges & Univs. Auth. Rev. Bonds Series WF 11 32C, 0.14%, tender 3/10/16 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.1%, tender 3/3/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15 - 2/24/16	$392,400
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$28,500
RBC Muni. Products, Inc. Trust Bonds Series RBC E 63, 0.11%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	12/3/15	$5,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.1%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$17,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.1%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15 - 1/4/16	$15,400
RBC Muni. Products, Inc. Trust Bonds Series RBC E 66, 0.1%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada New York Branch)	8/3/15 - 11/2/15	$12,195
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.16%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.16%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$324
Total	$324

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,499,870)	$20,499,870
Fidelity Central Funds (cost $3,035,508)	3,035,508
Total Investments (cost $23,535,378)		$23,535,378
Cash		316,091
Receivable for investments sold		540,635
Receivable for fund shares sold		198,735
Interest receivable		33,390
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		41
Other receivables		233
Total assets		24,624,554
Liabilities
Payable for investments purchased
Regular delivery	$100,875
Delayed delivery	18,344
Payable for fund shares redeemed	210,318
Distributions payable	26
Accrued management fee	278
Other affiliated payables	182
Other payables and accrued expenses	2,656
Total liabilities		332,679
Net Assets		$24,291,875
Net Assets consist of:
Paid in capital		$24,290,402
Accumulated undistributed net realized gain (loss) on investments		1,473
Net Assets, for 24,280,130 shares outstanding		$24,291,875
Net Asset Value, offering price and redemption price per share ($24,291,875 ÷ 24,280,130 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$7,729
Income from Fidelity Central Funds		324
Total income		8,053
Expenses
Management fee	$36,096
Transfer agent fees	18,542
Accounting fees and expenses	742
Custodian fees and expenses	85
Independent trustees' compensation	59
Registration fees	254
Audit	34
Legal	50
Miscellaneous	2,543
Total expenses before reductions	58,405
Expense reductions	(51,732)	6,673
Net investment income (loss)		1,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,539
Total net realized gain (loss)		1,539
Net increase in net assets resulting from operations		$2,919

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,380	$2,838
Net realized gain (loss)	1,539	1,838
Net increase in net assets resulting from operations	2,919	4,676
Distributions to shareholders from net investment income	(1,380)	(2,840)
Distributions to shareholders from net realized gain	(279)	(1,692)
Total distributions	(1,659)	(4,532)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	38,225,155	83,865,666
Reinvestment of distributions	1,461	4,111
Cost of shares redeemed	(41,923,286)	(84,530,489)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,696,670)	(660,712)
Total increase (decrease) in net assets	(3,695,410)	(660,568)
Net Assets
Beginning of period	27,987,285	28,647,853
End of period	$24,291,875	$27,987,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Money Market Fund

	Six months ended February 29, (Unaudited)	Years ended
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–A	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%F	.40%	.40%	.41%	.42%	.43%
Expenses net of fee waivers, if any	.05%F	.06%	.09%	.15%	.18%	.26%
Expenses net of all reductions	.05%F	.06%	.09%	.15%	.18%	.26%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$24,292	$27,987	$28,648	$28,592	$24,688	$23,224

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$23,535,378

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that average .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $51,582.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $92.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $58.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.05%	$1,000.00	$1,000.10	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	9,652,569,340.76	95.616
Withheld	442,614,963.88	4.384
TOTAL	10,095,184,304.64	100.000
John Engler
Affirmative	9,649,804,955.69	95.589
Withheld	445,379,348.95	4.411
TOTAL	10,095,184,304.64	100.000
Albert R. Gamper, Jr.
Affirmative	9,649,672,225.14	95.587
Withheld	445,512,079.50	4.413
TOTAL	10,095,184,304.64	100.000
Robert F. Gartland
Affirmative	9,661,589,028.79	95.705
Withheld	433,595,275.85	4.295
TOTAL	10,095,184,304.64	100.000
Abigail P. Johnson
Affirmative	9,634,058,945.09	95.433
Withheld	461,125,359.55	4.567
TOTAL	10,095,184,304.64	100.000
Arthur E. Johnson
Affirmative	9,648,412,467.63	95.575
Withheld	446,771,837.01	4.425
TOTAL	10,095,184,304.64	100.000
Michael E. Kenneally
Affirmative	9,663,695,871.70	95.726
Withheld	431,488,432.94	4.274
TOTAL	10,095,184,304.64	100.000
James H. Keyes
Affirmative	9,655,350,989.13	95.644
Withheld	439,833,315.51	4.356
TOTAL	10,095,184,304.64	100.000
Marie L. Knowles
Affirmative	9,641,514,099.89	95.507
Withheld	453,670,204.75	4.493
TOTAL	10,095,184,304.64	100.000
Geoffrey A. von Kuhn
Affirmative	9,653,951,403.83	95.630
Withheld	441,232,900.81	4.370
TOTAL	10,095,184,304.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-SANN-0416
1.703548.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016